Shareholder Report, Line Graph (Details) 193849_Innovator Growth-100 Power Buffer ETF - July_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Jun. 30, 2020	Oct. 31, 2025
Innovator Growth-100 Power Buffer ETF™ - July
Account Value [Line Items]
Line Graph and Table Measure Name							Innovator Growth-100 Power Buffer ETF - July NAV
Accumulated Value	$ 14,909	$ 12,371	$ 10,594	$ 11,724	$ 10,391	$ 10,000	$ 17,737
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							NASDAQ 100 Total Return Index
Accumulated Value	20,269	14,562	11,426	15,752	10,906	10,000	$ 26,542
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							NASDAQ 100 Index
Accumulated Value	$ 19,583	$ 14,187	$ 11,229	$ 15,606	$ 10,882	$ 10,000	$ 25,459